Deferred Tax Assets and Liabilities - Additional Information (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Unrecognized deferred tax on unused tax losses	₺ 981,441	₺ 551,847
Unused tax losses for which no deferred tax asset recognised	₺ 5,368,360	₺ 2,986,951